Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 03, 2026	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Pursuant to Item 402(v) of Regulation S-K, the Corporation provides the following disclosure regarding executive compensation for the CEO, who is the principal executive officer, and the non-CEO Named Executive Officers (“NEOs”), as well as certain performance measures and results for its five most recent fiscal years. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years presented. See the CD&A, which begins on page 28, for information about the pay decisions made with respect to NEO compensation for the most recent fiscal year.

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid (CAP) to CEO (2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (1)	Average Compensation Actually Paid (CAP) for Non- CEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($000) (4)	Company- Selected Performance Measure Adjusted EBIT ($000) (5)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)
2025	8,218,947	5,569,589	1,735,472	1,410,781	115	94	54,243	249,695
2024	7,060,819	11,755,485	1,637,707	2,389,792	167	85	139,541	220,785
2023	7,102,944	12,515,492	1,781,035	2,738,287	129	65	49,226	145,277
2022	5,675,554	(1,815,166)	1,405,252	106,684	84	44	123,873	128,359
2021	9,132,815	12,666,026	2,352,863	3,104,883	120	78	59,814	100,728

Notes
1.
For each year shown, the CEO was Mr. Lorenger. For 2025, the other NEOs were Mr. Berger, Mr. Bradford, Mr. Bullock, and Mr. Hagedorn. For 2024 and 2023, the other NEOs were Marshall H. Bridges, Mr. Berger, Mr. Bradford, and Mr. Bullock. For 2022, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, Mr. Bullock, and Kurt A. Tjaden. For 2021, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, and Mr. Tjaden. The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (SCT) for each applicable year. See the footnotes to the SCT for further detail regarding the amounts in this column.

2.
Calculated in accordance with Item 402(v) of Regulation S-K. Compensation actually paid (“CAP”) is defined under SEC rules and computed by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then making the equity award adjustments described below, all of which are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s GAAP financial statements. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the CEO and average CAP for the other NEOs.

CEO

	SCT Total Comp	SCT Equity Awards	Equity Award Adjustments (a)	CAP
2025	8,218,947	(5,092,316)	2,442,958	5,569,589
2024	7,060,819	(4,429,015)	9,123,681	11,755,485
2023	7,102,944	(3,553,470)	8,966,018	12,515,492
2022	5,675,554	(3,399,987)	(4,090,733)	(1,815,166)
2021	9,132,815	(6,783,691)	10,316,902	12,666,026

Other Named Executive Officers (Average)

	SCT Total Comp	SCT Equity Awards	Equity Award Adjustments (a)	CAP
2025	1,735,472	(598,531)	273,841	1,410,781
2024	1,637,707	(616,716)	1,368,801	2,389,792
2023	1,781,035	(593,461)	1,550,714	2,738,287
2022	1,405,252	(453,537)	(845,031)	106,684
2021	2,352,863	(1,362,756)	2,114,776	3,104,883

a.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation. The amounts deducted or added in calculating the equity award adjustments are as follows:

CEO

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected In Fair Value or Total Compensation	Total Equity Award Adjustments
2025	4,495,767	(2,094,333)	(178,055)	—	219,579	2,442,958
2024	6,119,467	2,136,289	278,392	—	589,533	9,123,681
2023	6,591,071	3,018,854	446,310	(1,192,184)	101,967	8,966,018
2022	1,593,082	(5,564,969)	(169,450)	—	50,604	(4,090,733)
2021	8,150,404	2,057,167	92,762	—	16,569	10,316,902

Other Named Executive Officers (Average)

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	529,482	(261,618)	(23,237)	—	29,213	273,841
2024	852,102	356,681	51,058	—	108,960	1,368,801
2023	1,100,768	560,603	75,157	(203,203)	17,388	1,550,714
2022	212,507	(948,659)	14,620	(132,820)	9,321	(845,031)
2021	1,637,440	437,900	36,177	—	3,259	2,114,776

3.
Reflects the cumulative TSR of the Corporation and the cumulative TSR of the Office Furniture Industry Group (OFIG) peer group used for the purposes of the stock performance graph in our 2025 Annual Report for the fiscal year ended December 31, 2022, the two fiscal years ended December 30, 2023, the three years ended December 28, 2024, and the four years ended January 3, 2026 assuming a $100 investment at the closing price on December 31, 2021, the last day of fiscal 2021, and the reinvestment of all dividends. The OFIG consists of MillerKnoll, Inc. and Steelcase Inc.

4.	GAAP Net Income as disclosed in our Annual Report on Form 10-K.
5.	See the CD&A, which begins on page 28, for a description of the manner in which the Corporation has calculated Adjusted EBIT from its audited financial statements.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
1.
For each year shown, the CEO was Mr. Lorenger. For 2025, the other NEOs were Mr. Berger, Mr. Bradford, Mr. Bullock, and Mr. Hagedorn. For 2024 and 2023, the other NEOs were Marshall H. Bridges, Mr. Berger, Mr. Bradford, and Mr. Bullock. For 2022, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, Mr. Bullock, and Kurt A. Tjaden. For 2021, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, and Mr. Tjaden. The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (SCT) for each applicable year. See the footnotes to the SCT for further detail regarding the amounts in this column.

Peer Group Issuers, Footnote
3.
Reflects the cumulative TSR of the Corporation and the cumulative TSR of the Office Furniture Industry Group (OFIG) peer group used for the purposes of the stock performance graph in our 2025 Annual Report for the fiscal year ended December 31, 2022, the two fiscal years ended December 30, 2023, the three years ended December 28, 2024, and the four years ended January 3, 2026 assuming a $100 investment at the closing price on December 31, 2021, the last day of fiscal 2021, and the reinvestment of all dividends. The OFIG consists of MillerKnoll, Inc. and Steelcase Inc.

PEO Total Compensation Amount	$ 8,218,947	$ 7,060,819	$ 7,102,944	$ 5,675,554	$ 9,132,815
PEO Actually Paid Compensation Amount	$ 5,569,589	11,755,485	12,515,492	(1,815,166)	12,666,026
Adjustment To PEO Compensation, Footnote
2.
Calculated in accordance with Item 402(v) of Regulation S-K. Compensation actually paid (“CAP”) is defined under SEC rules and computed by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then making the equity award adjustments described below, all of which are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s GAAP financial statements. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the CEO and average CAP for the other NEOs.

CEO

	SCT Total Comp	SCT Equity Awards	Equity Award Adjustments (a)	CAP
2025	8,218,947	(5,092,316)	2,442,958	5,569,589
2024	7,060,819	(4,429,015)	9,123,681	11,755,485
2023	7,102,944	(3,553,470)	8,966,018	12,515,492
2022	5,675,554	(3,399,987)	(4,090,733)	(1,815,166)
2021	9,132,815	(6,783,691)	10,316,902	12,666,026

a.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation. The amounts deducted or added in calculating the equity award adjustments are as follows:

CEO

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected In Fair Value or Total Compensation	Total Equity Award Adjustments
2025	4,495,767	(2,094,333)	(178,055)	—	219,579	2,442,958
2024	6,119,467	2,136,289	278,392	—	589,533	9,123,681
2023	6,591,071	3,018,854	446,310	(1,192,184)	101,967	8,966,018
2022	1,593,082	(5,564,969)	(169,450)	—	50,604	(4,090,733)
2021	8,150,404	2,057,167	92,762	—	16,569	10,316,902

Non-PEO NEO Average Total Compensation Amount	$ 1,735,472	1,637,707	1,781,035	1,405,252	2,352,863
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,410,781	2,389,792	2,738,287	106,684	3,104,883
Adjustment to Non-PEO NEO Compensation Footnote
2.
Calculated in accordance with Item 402(v) of Regulation S-K. Compensation actually paid (“CAP”) is defined under SEC rules and computed by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then making the equity award adjustments described below, all of which are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s GAAP financial statements. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the CEO and average CAP for the other NEOs.

Other Named Executive Officers (Average)

	SCT Total Comp	SCT Equity Awards	Equity Award Adjustments (a)	CAP
2025	1,735,472	(598,531)	273,841	1,410,781
2024	1,637,707	(616,716)	1,368,801	2,389,792
2023	1,781,035	(593,461)	1,550,714	2,738,287
2022	1,405,252	(453,537)	(845,031)	106,684
2021	2,352,863	(1,362,756)	2,114,776	3,104,883

a.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation. The amounts deducted or added in calculating the equity award adjustments are as follows:

Other Named Executive Officers (Average)

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	529,482	(261,618)	(23,237)	—	29,213	273,841
2024	852,102	356,681	51,058	—	108,960	1,368,801
2023	1,100,768	560,603	75,157	(203,203)	17,388	1,550,714
2022	212,507	(948,659)	14,620	(132,820)	9,321	(845,031)
2021	1,637,440	437,900	36,177	—	3,259	2,114,776

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Corporation in 2025 related to CAP based on Corporation performance are listed below.
•	Adjusted EBIT
•	Adjusted EBITDA
For 2025, Adjusted EBITDA and Adjusted EBIT were the only two financial performance measures utilized by the Corporation. See the CD&A, which begins on page 28, for a description of the manner in which the Corporation has calculated Adjusted EBIT and Adjusted EBITDA from its audited financial statements.

Total Shareholder Return Amount	$ 115	167	129	84	120
Peer Group Total Shareholder Return Amount	94	85	65	44	78
Net Income (Loss)	$ 54,243,000	$ 139,541,000	$ 49,226,000	$ 123,873,000	$ 59,814,000
Company Selected Measure Amount	249,695,000	220,785,000	145,277,000	128,359,000	100,728,000
PEO Name	Mr. Lorenger	Mr. Lorenger	Mr. Lorenger	Mr. Lorenger	Mr. Lorenger
Equity Awards Adjustments, Footnote
a.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation. The amounts deducted or added in calculating the equity award adjustments are as follows:

CEO

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected In Fair Value or Total Compensation	Total Equity Award Adjustments
2025	4,495,767	(2,094,333)	(178,055)	—	219,579	2,442,958
2024	6,119,467	2,136,289	278,392	—	589,533	9,123,681
2023	6,591,071	3,018,854	446,310	(1,192,184)	101,967	8,966,018
2022	1,593,082	(5,564,969)	(169,450)	—	50,604	(4,090,733)
2021	8,150,404	2,057,167	92,762	—	16,569	10,316,902

Other Named Executive Officers (Average)

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	529,482	(261,618)	(23,237)	—	29,213	273,841
2024	852,102	356,681	51,058	—	108,960	1,368,801
2023	1,100,768	560,603	75,157	(203,203)	17,388	1,550,714
2022	212,507	(948,659)	14,620	(132,820)	9,321	(845,031)
2021	1,637,440	437,900	36,177	—	3,259	2,114,776

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,092,316)	$ (4,429,015)	$ (3,553,470)	$ (3,399,987)	$ (6,783,691)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,442,958	9,123,681	8,966,018	(4,090,733)	10,316,902
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,495,767	6,119,467	6,591,071	1,593,082	8,150,404
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,094,333)	2,136,289	3,018,854	(5,564,969)	2,057,167
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,055)	278,392	446,310	(169,450)	92,762
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,192,184)	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,579	589,533	101,967	50,604	16,569
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(598,531)	(616,716)	(593,461)	(453,537)	(1,362,756)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,841	1,368,801	1,550,714	(845,031)	2,114,776
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,482	852,102	1,100,768	212,507	1,637,440
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(261,618)	356,681	560,603	(948,659)	437,900
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,237)	51,058	75,157	14,620	36,177
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(203,203)	(132,820)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,213	$ 108,960	$ 17,388	$ 9,321	$ 3,259